Tax Expense - Recognised Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax expense
Deferred tax asset	$ 1,560	$ 1,051
Deferred tax liability	(52,345)	(49,205)
Net deferred tax asset (liability)	(50,785)	(48,154)	$ (45,970)
Net deferred tax assets	230	264
Net deferred tax liabilities	51,015	48,418
South Africa
Tax expense
Net deferred tax assets	230	264
Zimbabwe
Tax expense
Net deferred tax liabilities	51,015	48,418
Property, plant and equipment
Tax expense
Deferred tax liability	(52,109)	(48,969)
Net deferred tax asset (liability)	(52,109)	(48,969)	(46,549)
Right of use assets
Tax expense
Deferred tax liability	(55)	(68)
Net deferred tax asset (liability)	(55)	(68)	(21)
Exploration and evaluation assets
Tax expense
Deferred tax liability	(159)	(159)
Net deferred tax asset (liability)	(159)	(159)	(146)
Inventories - obsolete stock
Tax expense
Deferred tax asset	692	418
Net deferred tax asset (liability)	692	418	365
Prepayments
Tax expense
Deferred tax liability	(22)	(9)
Net deferred tax asset (liability)	(22)	(9)	(9)
Trade and other payables
Tax expense
Deferred tax asset	443	227
Net deferred tax asset (liability)	443	227	66
Provisions
Tax expense
Deferred tax asset	345	295
Net deferred tax asset (liability)	345	295	233
Lease liabilities
Tax expense
Deferred tax asset	62	69
Net deferred tax asset (liability)	62	69	25
Other
Tax expense
Deferred tax asset	18	42
Net deferred tax asset (liability)	$ 18	$ 42	$ 66